Investment Securities Available-For-Sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 60,234		$ 67,372
Gross Unrealized Gains	869		1,129
Gross Unrealized Losses	3,703		4,249
Fair Value	57,400		64,252
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	93		57
12 Months or More, Unrealized Losses	3,610		4,192
Unrealized Losses	3,703		4,249
Projected cash flow assumptions	At December 31, 2012, the following assumptions were used in the Company's cash flow projections: ·Deferral / default ranges for 2012 - 1.00% to 2.00%. ·Deferral / default rate for 2013 - 1.00% ·Deferral / default ranges for years thereafter - 0.25% to 0.36%. ·Prepayments - 1% annually, 100% at maturity ·The discount rate is calculated using the original discount margin as of the purchase date based on the purchase price added to the appropriate forward 3-month LIBOR rate. ·15% recovery with 2 year lag extended to 5 years if has been in deferral for 2 years ·0% recovery on existing defaults ·Cash flows are discounted at the effective interest rate. Underlying banks can prepay their trust preferred securities on a quarterly call date after a five year period from the original date of issue. The Company uses a constant prepayment assumption of 1% annually and 100% at maturity. The extent of future prepayments is difficult to project. The projections also include for existing deferrals a 15% recovery after a two-year lag (if an issuer has been in deferral for two years, the assumed recovery is extended to the end of the 5-year deferral period, or an additional 3 years).
Pooled Trust Preferred Securities [Abstract]
Book Value	60,234		67,372
Fair Value	57,400		64,252
Fiscal Year Maturity - Amortized Cost [Abstract]
Amortized cost - due in one year or less	0
Amortized cost - due after one year through five years	500
Amortized cost - due after five years through ten years	4,814
Amortized cost - due after ten years	27,800
Amortized cost - sub-total	33,114
Mortgage-backed securities	27,120
Amortized cost - grand total	60,234
Fiscal Year Maturity - Fair Value [Abstract]
Fair value - due in one year or less	0
Fair value - due after one year through five years	502
Fair value - due after five years through ten years	4,841
Fair value - after ten years	24,415
Fair value - sub total	29,758
Mortgage-backed securities	27,642
Fair value - grand total	57,400
Proceeds from sale of securities	11,557		12,880
Gross realized gains and losses on investment securities available for sale [Abstract]
Realized gains	663		251
Realized losses	0		0
Net gains (losses)	663		251
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default rate for 2013 (in hundredths)	1.00%
Annual prepayment (in hundredths)	1.00%
Prepayment at maturity (in hundredths)	100.00%
Discount Rate	forward 3-month LIBOR rate
Recovery rate (in hundredths)	15.00%
Years in lag	2 years
Years in deferral	2 years
Recovery on existing defaults (in hundredths)	0.00%
Trust preferred securities prepayment by underlying bank	quarterly call date after a five year period from the original date of issue
Minimum [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default ranges for 2012 (in hundredths)	1.00%
Deferral / default ranges for years thereafter (in hundredths)	0.25%
Maximum [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Qualitative Disclosure [Abstract]
Deferral / default ranges for 2012 (in hundredths)	2.00%
Deferral / default ranges for years thereafter (in hundredths)	0.36%
Pretsel 4-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	85
Fair Value	57
Pooled Trust Preferred Securities [Abstract]
Book Value	85
Fair Value	57
Unrealized Gain/(Loss)	(28)
Prestel 11-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	392
Fair Value	60
Pooled Trust Preferred Securities [Abstract]
Book Value	392
Fair Value	60
Unrealized Gain/(Loss)	(332)
Prestel 12-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	381
Fair Value	91
Pooled Trust Preferred Securities [Abstract]
Book Value	381
Fair Value	91
Unrealized Gain/(Loss)	(290)
Prestel 13-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	326
Fair Value	10
Pooled Trust Preferred Securities [Abstract]
Book Value	326
Fair Value	10
Unrealized Gain/(Loss)	(316)
Prestel 15-B [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	263
Fair Value	10
Pooled Trust Preferred Securities [Abstract]
Book Value	263
Fair Value	10
Unrealized Gain/(Loss)	(253)
Prestel 18-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	209
Fair Value	1
Pooled Trust Preferred Securities [Abstract]
Book Value	209
Fair Value	1
Unrealized Gain/(Loss)	(208)
Prestel 19-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	255
Fair Value	1
Pooled Trust Preferred Securities [Abstract]
Book Value	255
Fair Value	1
Unrealized Gain/(Loss)	(254)
Prestel 20-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11
Fair Value	1
Pooled Trust Preferred Securities [Abstract]
Book Value	11
Fair Value	1
Unrealized Gain/(Loss)	(10)
Prestel 21-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	294
Fair Value	10
Pooled Trust Preferred Securities [Abstract]
Book Value	294
Fair Value	10
Unrealized Gain/(Loss)	(284)
Prestel 22-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	316
Fair Value	4
Pooled Trust Preferred Securities [Abstract]
Book Value	316
Fair Value	4
Unrealized Gain/(Loss)	(312)
Prestel 22-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	283
Fair Value	4
Pooled Trust Preferred Securities [Abstract]
Book Value	283
Fair Value	4
Unrealized Gain/(Loss)	(279)
Prestel 23-C [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	442
Fair Value	23
Pooled Trust Preferred Securities [Abstract]
Book Value	442
Fair Value	23
Unrealized Gain/(Loss)	(419)
Tropc CDO III [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	306
Fair Value	18
Pooled Trust Preferred Securities [Abstract]
Book Value	306
Fair Value	18
Unrealized Gain/(Loss)	(288)
Carrying Amount [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	57,400		64,252
Pooled Trust Preferred Securities [Abstract]
Fair Value	57,400		64,252
Available-for-sale securities pledged as collateral on public deposits	41,994		45,258
Fair Value [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value	57,400		64,252
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	10,921		5,764
12 Months or More, Fair value	2,887		7,795
Fair Value	13,808		13,559
Pooled Trust Preferred Securities [Abstract]
Fair Value	57,400		64,252
Available-for-sale securities pledged as collateral on public deposits	42,718		46,011
US Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	0		6,029
Gross Unrealized Gains	0		3
Gross Unrealized Losses	0		0
Fair Value	0		6,032
Pooled Trust Preferred Securities [Abstract]
Book Value	0		6,029
Fair Value	0		6,032
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,708		18,030
Gross Unrealized Gains	302		275
Gross Unrealized Losses	25		137
Fair Value	11,985		18,168
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	25		45
12 Months or More, Unrealized Losses	0		92
Unrealized Losses	25		137
Pooled Trust Preferred Securities [Abstract]
Book Value	11,708		18,030
Fair Value	11,985		18,168
State and Political Subdivisions [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	1,352		705
12 Months or More, Fair value	0		4,367
Fair Value	1,352		5,072
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	27,120		30,002
Gross Unrealized Gains	531		632
Gross Unrealized Losses	9		5
Fair Value	27,642		30,629
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	9		5
12 Months or More, Unrealized Losses	0		0
Unrealized Losses	9		5
Pooled Trust Preferred Securities [Abstract]
Book Value	27,120		30,002
Fair Value	27,642		30,629
Mortgage Backed Securities [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	496		4,554
12 Months or More, Fair value	0		0
Fair Value	496		4,554
Pooled Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,879		4,067
Gross Unrealized Gains	0		0
Gross Unrealized Losses	3,585		3,917
Fair Value	294		150
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	0		0
12 Months or More, Unrealized Losses	3,585		3,917
Unrealized Losses	3,585		3,917
Pooled Trust Preferred Securities [Abstract]
Book Value	3,879		4,067
Fair Value	294		150
Pooled Trust Preferred Securities [Member] | Pretsel 4-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	700
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	27.10%
Number of Issuers Currently Performing	4
Excess/(Negative) Subordination Percentage (in hundredths)	19.87%	[1]
Pooled Trust Preferred Securities [Member] | Prestel 11-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	32.30%
Number of Issuers Currently Performing	41
Excess/(Negative) Subordination Percentage (in hundredths)	(30.43%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 12-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	750
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	35.30%
Number of Issuers Currently Performing	46
Excess/(Negative) Subordination Percentage (in hundredths)	(37.18%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 13-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	38.10%
Number of Issuers Currently Performing	40
Excess/(Negative) Subordination Percentage (in hundredths)	(45.15%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 15-B [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz B
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	33.40%
Number of Issuers Currently Performing	50
Excess/(Negative) Subordination Percentage (in hundredths)	(42.51%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 18-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	30.30%
Number of Issuers Currently Performing	52
Excess/(Negative) Subordination Percentage (in hundredths)	(23.24%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 19-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	26.10%
Number of Issuers Currently Performing	47
Excess/(Negative) Subordination Percentage (in hundredths)	(28.54%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 20-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	33.60%
Number of Issuers Currently Performing	42
Excess/(Negative) Subordination Percentage (in hundredths)	(29.69%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 21-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	29.40%
Number of Issuers Currently Performing	48
Excess/(Negative) Subordination Percentage (in hundredths)	(21.25%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 22-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	28.70%
Number of Issuers Currently Performing	61
Excess/(Negative) Subordination Percentage (in hundredths)	(17.67%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 22-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	Ca
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	28.70%
Number of Issuers Currently Performing	61
Excess/(Negative) Subordination Percentage (in hundredths)	(17.67%)	[1]
Pooled Trust Preferred Securities [Member] | Prestel 23-C [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Mezz C
Original Amount	500
Lowest Credit Rating	C
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	26.30%
Number of Issuers Currently Performing	92
Excess/(Negative) Subordination Percentage (in hundredths)	(10.09%)	[1]
Pooled Trust Preferred Securities [Member] | Tropc CDO III [Member]
Pooled Trust Preferred Securities [Abstract]
Type	Pooled
Class	Subordinate
Original Amount	1,000
Lowest Credit Rating	C
Percentage of Banks Currently Deferring or Defaulting (in hundredths)	41.76%
Number of Issuers Currently Performing	30
Excess/(Negative) Subordination Percentage (in hundredths)	(33.17%)	[1]
Pooled Trust Preferred Securities [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0		0
12 Months or More, Fair value	294		150
Fair Value	294		150
TRUP CDO's [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Credit related OTTI charges	167		269
Single Issue Trust Preferred [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	908		1,923
Gross Unrealized Gains	0		0
Gross Unrealized Losses	22		108
Fair Value	886		1,815
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	0		7
12 Months or More, Unrealized Losses	22		101
Unrealized Losses	22		108
Pooled Trust Preferred Securities [Abstract]
Book Value	908		1,923
Fair Value	886		1,815
Single Issue Trust Preferred [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0		505
12 Months or More, Fair value	886		809
Fair Value	886		1,314
SBA Pools [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,119		6,821
Gross Unrealized Gains	34		219
Gross Unrealized Losses	62		44
Fair Value	16,091		6,996
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	59		0
12 Months or More, Unrealized Losses	3		44
Unrealized Losses	62		44
Pooled Trust Preferred Securities [Abstract]
Book Value	16,119		6,821
Fair Value	16,091		6,996
SBA Pools [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	9,073		0
12 Months or More, Fair value	1,707		2,007
Fair Value	10,780		2,007
SLMA [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	500		500
Gross Unrealized Gains	2		0
Gross Unrealized Losses	0		38
Fair Value	502		462
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Unrealized Losses	0		0
12 Months or More, Unrealized Losses	0		38
Unrealized Losses	0		38
Pooled Trust Preferred Securities [Abstract]
Book Value	500		500
Fair Value	502		462
SLMA [Member] | Fair Value [Member]
Age of gross unrealized losses and fair value by investment category [Abstract]
Less Than 12 months, Fair Value	0		0
12 Months or More, Fair value	0		462
Fair Value	$ 0		$ 462

[1]	Excess subordination percentages are reviewed on a quarterly basis. .Excess subordination is computed by comparing the balances of the remaining performing collateral to the current balances of all traunches equal to and senior to the class that the Company owns. Negative excess subordination indicates there is not enough performing collateral in the pool to cover the outstanding balance of all classes equal to and senior to those the Company owns. The subordination percentage only applies to principal and does not include excess interest. The Company's OTTI calculations compute the present value of the future cash flows (principal and interest) to determine impairment. The impairment charges to date on each pooled trust preferred security are reflective of the negative excess subordination percentages shown above.